UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [X]; Amendment Number: 2
This Amendment (Check only one.):   [X] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:             Carl C. Icahn, Individual
Address:          c/o Icahn Associates Corp.
                  767 Fifth Ave., 47TH Floor
                  New York, NY  10153

Form 13F File Number:  28-_____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Edward E. Mattner, Attorney-in-Fact for Carl C. Icahn
Title:   Individual
Phone:   (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Edward E. Mattner              New York, New York                  04/22/04
[Signature]                        [City, State]                       [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT:  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]      13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              2

Form 13F Information Table Entry Total:        10

Form 13F Information Table Value Total:  $870,886
                                        (thousands)


Confidential Treatment has been requested for certain accounts of securities reported by this Institutional Investment Manager, and this information has been filed separately with the Commission.

List of Other Included Managers:


Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.      From 13F File Number      Name

         01       28-4690                   High River Limited Partnership

         02       28-4970                   High Coast Limited Partnership




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

                                                    Form 13F Information Table
                                             Name of Reporting Manager: Carl C. Icahn

Column 1:           Column 2:   Column    Column 4:  Column                Column          Column          Column 8:
NAME OF ISSUER      TITLE OF    3:        FAIR       5:                    6:              7:              VOTING
                    CLASS       CUSIP     MARKET                           INVESTMENT      OTHER           AUTHORITY
                                NUMBER    VALUE                            DISCRETION      MANAGERS        (SHARES)
                                          (000)                SH/
                                                     SHARES    PRN
                                                     OR                    (b)
                                                     PRINCIPAL        (a)   Shared-    (c)
                                                     AMOUNT           Sole  Defined  Shared           (a)   (b)         (c)
                                                                                     Other            Sole  Shared      None

American Real       Depository  029169109  584,117  34,359,836 SH              X            2               34,359,836
Estate Partners LP  Units

American Real       Depository  029169109   94,129   5,537,000 SH              X
Estate Partners LP  Units                                                                                    5,537,000

GB Hldgs Inc.       Com         36150A109   24,021   7,748,744 SH              X
                                                                                                             7,748,744
Hallwood Rlty       Deposit UT  40636T203   28,200     235,000 SH              X            1
Partners            NEW                                                                                        235,000

Landenburg          Com         50575Q101    1,203   2,148,725 SH              X            1
Thalman Financial                                                                                            2,148,725
Servces, Inc.

Landenburg          Com         50575Q101      699   1,247,533 SH              X            1
Thalman Financial                                                                                            1,247,533
Servces, Inc.

New Valley Corp.    WT EXP      649080116       41     312,301 WTS             X
                    061404                                                                                     312,301

New Valley Corp.    Com         649080504    5,442   1,262,686 SH               X
                                                                                                             1,262,686
Tropical            Com         89708P102    2,158     989,938 SH               X           1
Sportswear                                                                                                     989,938

Vector Group
Ltd.                Com         92240M108  130,876   8,019,361 SH               X           1                8,019,361

                                TOTAL      870,886

Confidential treatment has been requested for certain accounts of securities reported by this Institutional
Investment Manager pursuant to Rule 24b-2 under the Securities Exchange Act of 1934, as amended, and this information has been filed separately with the Commission.

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